Unaudited Interim Condensed Consolidated Statements of Stockholders’ Equity - USD ($) $ in Thousands	Common Stock [Member]	Common Stock [Member] E.R. Vessels [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] E.R. Vessels [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Treasury Stock [Member] Songa Vessels [Member]	Total	Songa Vessels [Member]	E.R. Vessels [Member]
Beginning balance, value at Dec. 31, 2018	$ 926		$ 2,502,429		$ 0	$ (980,165)	$ (3,145)		$ 1,520,045
Beginning balance, shares at Dec. 31, 2018	92,627,349
Net income / (loss)	$ 0		0		0	(45,515)	0		(45,515)
Other comprehensive income / (loss)									0
Amortization of share-based compensation (Note 11)	0		2,857		0	0	0		2,857
Acquisition of vessels, value								$ (93)		$ (93)
Acquisition of vessels, shares		999,336
Acquisition of vessels, value		$ 10		$ 10,053							$ 10,063
Purchase and cancellation of treasury stock	$ (19)		(14,593)		0	0	3,145		(11,467)
Purchase and cancellation of treasury stock, shares	(1,876,685)
Ending balance, value at Jun. 30, 2019	$ 917		2,500,746		0	(1,025,680)	(93)		1,475,890
Ending balance, shares at Jun. 30, 2019	91,750,000
Beginning balance, value at Dec. 31, 2019	$ 961		2,544,342		0	(1,001,170)	(93)		1,544,040
Beginning balance, shares at Dec. 31, 2019	96,073,197
Net income / (loss)	$ 0		0		0	(41,365)	0		(41,365)
Other comprehensive income / (loss)	$ 0		0		(5,284)	0	0		(5,284)
Issuance of vested and non-vested shares and amortization of share-based compensation (Notes 9 and 11), shares	1,300
Issuance of vested and non-vested shares and amortization of share-based compensation (Notes 9 and 11), value			1,216						1,216
Dividend declared and paid ($0.05 per share) (Note 9)	$ 0		0		0	(4,804)	0		(4,804)
Ending balance, value at Jun. 30, 2020	$ 961		$ 2,545,558		$ (5,284)	$ (1,047,339)	$ (93)		$ 1,493,803
Ending balance, shares at Jun. 30, 2020	96,074,497